SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the year	¥ 111,811	¥ 104,883	¥ 76,909
Additions	602	4,382	22,745
Accretion expense	6,805	6,366	6,227
Foreign exchange impact	32	158
Derecognition upon disposal of a subsidiary	(1,360)
Revision in estimated cash flows as result of lease contracts modifications	(9,258)
Settlement	(2,103)	(3,978)	(998)
Asset retirement obligations at end of the year	¥ 106,529	¥ 111,811	¥ 104,883